Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended							12 Months Ended
	Dec. 14, 2022	Dec. 10, 2021	Mar. 16, 2021	Feb. 12, 2021	May 10, 2019	Sep. 14, 2018	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Oct. 31, 2020	Sep. 18, 2009
Stockholders' Equity
Dividend declared (in US$ per share)							$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 3.00	$ 1.50
Dividends, common stock in cash														$ 61,500	$ 30,900
Stock issued during period, shares, dividend reinvestment plan														143	146
Authorized capital stock, par value of common stock (in dollars per share)														$ 0.01	$ 0.01				$ 0.01
Average price of shares issued														$ 69.59	$ 72.19
Shares repurchase program authorized amount																	$ 100,000	$ 31,100
Shares repurchased														466,955
Value of shares repurchased														$ 28,553		$ 31,127
Number of shares authorized to be repurchased																		4,339,271
Shares issued														25,155,928	25,056,009
Shares outstanding														20,349,702	20,716,738
Treasury shares														4,806,226	4,339,271
Common stock, authorized capital stock (in shares)														750,000,000	750,000,000				750,000,000
Authorized capital stock, preferred stock (in shares)														100,000,000	100,000,000				100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)														$ 0.01	$ 0.01				$ 0.01
Restricted shares
Stockholders' Equity
Average price of shares issued														$ 54.40	$ 66.00
Shares granted	100,000
Shares issued and outstanding														0	19,300
Executive officers
Stockholders' Equity
Shares granted				110,000
Executive officers | Restricted shares
Stockholders' Equity
Shares granted		110,000			35,714	298,774
Manager's employees
Stockholders' Equity
Shares granted		10,000
Manager's employees | Restricted shares
Stockholders' Equity
Shares granted					137,944
Shares vested														19,076
Vesting on december 31, 2019 | Manager's employees | Restricted shares
Stockholders' Equity
Shares vested					66,888	149,386
Vesting on december 31, 2021 | Manager's employees
Stockholders' Equity
Shares granted			40,000
Shares vested			10,000
Vesting on december 31, 2021 | Manager's employees | Restricted shares
Stockholders' Equity
Shares vested			9,650			149,388									64,489
RBS
Stockholders' Equity
Number of shares authorized to be repurchased																		2,517,013
Sphinx Investment Corp
Stockholders' Equity
Number of shares authorized to be repurchased																		1,822,258